INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
Property, plant and equipment	$ 41,515,106	$ 43,834,548	$ 40,177,146
Office equipment
Property, plant and equipment
Property, plant and equipment	188,280	213,437	194,819
Vehicles
Property, plant and equipment
Property, plant and equipment	1,149,455	1,785,701	1,099,603
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	32,448	123,472	212,236
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	3,679,075	4,737,396	3,508,083
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	5,449,233	6,336,691	4,466,293
Land and buildings
Property, plant and equipment
Property, plant and equipment	29,746,076	29,969,237	30,513,273
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 1,270,539	$ 668,614	$ 182,839